SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31.   SUBSEQUENT EVENTS

The Group evaluated events subsequent to the balance sheet date of December 31, 2024 through the date of issuance of the consolidated financial statements. No material recordable or disclosable events or transactions occurred.